INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Jun. 18, 2025	Jun. 17, 2025
Secured Notes
Borrowings:
Maximum Consolidated Total Net Leverage Ratio	3.75%
Minimum Interest Coverage Ratio	2.00%
Secured Notes | Amendment to Secured Notes | Fiscal Quarters ended March 31, 2025 and June 30, 2025
Borrowings:
Maximum Consolidated Total Net Leverage Ratio		5.00%
Minimum Interest Coverage Ratio		1.50%
Secured Guaranteed Notes
Borrowings:
Maturity term	48 months
Secured Guaranteed Notes | Amendment to Secured Notes
Borrowings:
Interest rate		19.00%
Principal amount		$ 29,081,233	$ 26,437,485
Interest payable in cash (as a percent)		14.00%
Interest payable in kind (as a percent)		5.00%
Secured Guaranteed Notes | 12 through 24 months
Borrowings:
Interest rate	9.00%
Secured Guaranteed Notes | 25 through 36 months
Borrowings:
Interest rate	13.00%
Secured Guaranteed Notes | 37 through 48 months
Borrowings:
Interest rate	14.00%
Secured Convertible Guaranteed Notes
Borrowings:
Maturity term	4 years
Interest rate	9.00%
Principal amount	$ 55,000,000
Interest payable in cash (as a percent)	5.00%
Interest payable in kind (as a percent)	4.00%
Strike price	$ 18
Term of repurchase	30 months
Secured Convertible Guaranteed Notes | Amendment to Secured Notes
Borrowings:
Interest rate		15.00%
Principal amount		$ 67,868,227	$ 61,652,927
Interest payable in cash (as a percent)		5.00%
Interest payable in kind (as a percent)		10.00%
Strike price		$ 6